PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) m²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Description of annual fee per square meter for years one to three	MOP0.75 (equivalent to $0.09)
Description of annual fee per square meter for years four to ten	MOP2.5 (equivalent to $0.3)
Depreciation and amortization expenses of property and equipment	$ 158,746	$ 113,028	$ 111,335
Property, Plant and Equipment, Gross	3,824,361	3,780,769
Accumulated depreciation, depletion and amortization, property, plant and equipment	$ 1,048,555	912,705
Studio City Casino [Member]
Property, Plant and Equipment [Line Items]
Area of land | m²	28,784.3
Reversion Assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		144,824
Accumulated depreciation, depletion and amortization, property, plant and equipment		$ 41,976